RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

14. RELATED PARTY TRANSACTIONS

Professional fees

During 2022 and 2021, the Company had the following transactions with a law firm of which the Company's Corporate Secretary is a partner.

	2022	2021
Professional fees - expense	$111	$105
Professional fees - capital stock issuance costs	$-	$250

	December 31, 2022	December 31, 2021
Payable to Koffman Kalef LLP	$12	$6

Key management compensation

The Company's key management personnel have authority and responsibility for planning, directing, and controlling the activities of the Company and include the Company's Chief Executive Officer ("CEO"), President, Chief Financial Officer ("CFO"), Chief Operating Officer ("COO"), and directors. Key management personnel compensation is summarized as follows:

	2022	2021
Salaries, short-term incentives, management fees, and directors' fees (1)	$2,891	$2,457
Share-based compensation(2)	$2,285	$1,882
	$5,176	$4,339

(1) Salaries, short-term incentives, management fees, and directors' fees include remuneration and short-term benefits paid to the President, CFO, COO, and directors. The management fees were paid to a company controlled by the CEO.

(2) Share-based compensation includes amounts recorded for stock options and share units. Please see note 15 for further details.

Other transactions

● The Company recorded a loan receivable due from an officer of the Company. The loan accrues interest at a rate of 2% per annum and is due December 31, 2023. The loan receivable balance is as follows:

	December 31, 2022	December 31, 2021
Loan receivable(1)	$42	$44

(1) Subsequent to the year ended December 31, 2022, this loan receivable was fully settled.

● The Company has an allocation of costs agreement with Goldsource Mines Inc. ("Goldsource"), a company related by common directors and officers, whereby the Company shares salaries, administrative services, and other expenses. Amounts allocated to Goldsource are due at the end of each fiscal quarter and accrue interest at a rate of 1% per month, if in arrears for greater than 30 days. During 2022 and 2021, the following transactions occurred:

	2022	2021
Costs allocated to Goldsource	$66	$94

	December 31, 2022	December 31, 2021
Receivable from Goldsource	$19	$23